GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in the carrying amounts of goodwill by reportable segment

		Wellsite Completion
	Water	and Construction	Accommodations
	Solutions	Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2015	$137,534	$12,242	$995	$150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	—	12,242	—	12,242
Additions	10,733	—	—	10,733
Balance as of March 31, 2017	$10,733	$12,242	$—	$22,975

		Wellsite Completion
	Water	and Construction	Accommodations
	Solutions	Services	and Rentals	Total
	(in thousands)
Balance as of December 31, 2014	$157,902	$12,242	$995	$171,139
Impairment	(20,136)	—	—	(20,136)
Dispositions	(232)	—	—	(232)
Balance as of December 31, 2015	137,534	12,242	995	150,771
Impairment	(137,534)	—	(995)	(138,529)
Balance as of December 31, 2016	$—	$12,242	$—	$12,242

Summary of components of other intangible assets

	March 31, 2017
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$78,218	$50,207	$28,011
Other	10,641	2,635	8,006
Total other intangible assets	$88,859	$52,842	$36,017

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

	December 31, 2016
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$48,236	$8,590
Other	5,491	2,495	2,996
Total other intangible assets	$62,317	$50,731	$11,586

	December 31, 2015
	Gross	Accumulated	Net
	Value	Amortization	Value
	(in thousands)
Customer relationships	$56,826	$40,163	$16,663
Other	4,924	1,747	3,177
Total other intangible assets	$61,750	$41,910	$19,840

Summary of future estimated amortization expense for other intangible assets

Year Ending December 31,	Amount
(in thousands)
2017	$7,473
2018	1,607
2019	166
2020	166
2021	166